STOCKHOLDERS' EQUITY (Details 2) - Warrant [Member] - $ / shares		3 Months Ended	12 Months Ended
		Mar. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Shares Underlying Warrants
Outstanding at beginning	[1]	852,775	852,775		852,775
Granted		1,000,000		[1]		[1]
Forfeited/Cancelled				[1]		[1]
Exercised				[1]		[1]
Outstanding at ending		1,852,775	852,775	[1]	852,775	[1]
Granted		$ 0.05
Weighted average exercise price
Outstanding at beginning	[1]	5.10	$ 5.10		$ 5.10
Granted		0.05		[1]		[1]
Forfeited/Cancelled				[1]		[1]
Exercised				[1]		[1]
Outstanding at ending		2.35	5.10	[1]	5.10	[1]
Minimum [Member]
Shares Underlying Warrants
Outstanding at beginning	[1]	2.00	2.00		2.00
Granted				[1]		[1]
Forfeited/Cancelled				[1]		[1]
Exercised				[1]		[1]
Outstanding at ending		0.05	2.00	[1]	2.00	[1]
Maximum [Member]
Shares Underlying Warrants
Outstanding at beginning	[1]	6.25	6.25		6.25
Granted				[1]		[1]
Forfeited/Cancelled				[1]		[1]
Exercised				[1]		[1]
Outstanding at ending		$ 0.05	$ 6.25	[1]	$ 6.25	[1]

[1]	Adjusted for 10 for 1 reverse stock split effective November 1, 2019.